Income Tax Expenses - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Line Items]
Total	¥ (92,522)		¥ (713,307)	¥ (753,437)
Total current tax expenses (benefits)	(1,543)		5,558	5,445
Deferred income tax (benefits) expenses	1,435	$ 205	(8,644)	(8,655)
Total income tax expenses (benefits)	(108)	$ (15)	¥ (3,086)	¥ (3,210)
Domestic - PRC
Income Tax Disclosure [Line Items]
Total	(63,667)
Total current tax expenses (benefits)	972
Deferred income tax (benefits) expenses	1,435
Total income tax expenses (benefits)	2,407
Other Jurisdictions
Income Tax Disclosure [Line Items]
Total	(28,855)
Total current tax expenses (benefits)	(2,515)
Deferred income tax (benefits) expenses	0
Total income tax expenses (benefits)	¥ (2,515)